Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Revenues:
Total revenues	$ 4,466,775	$ 4,799,222
Cost of goods sold	(2,881,060)	(2,625,821)
Gross profit	1,585,715	2,173,401
Operating expenses:
Consulting fees	5,468,126
General and administrative expenses	2,452,954	888,141
Personnel expenses	951,451	965,395
Sales and marketing expenses	351,298	454,995
Operating lease expense	284,169	198,914
Licensing fees	65,839
Depreciation expense	10,385	12,268
Total operating expenses	9,584,222	2,519,713
Loss from operations	(7,998,507)	(346,312)
Other income (expenses):
IPO related expenses	(50,523)	(662,418)
Unrealized loss on investments	(354,781)	(529,488)
Other income	121,889	9,885
Interest income	2,574	1,978
Interest expense	(1,242,140)	(92,800)
Total other expenses	(1,522,981)	(1,272,843)
Loss before taxes	(9,521,488)	(1,619,155)
Income tax benefit	(209,343)	(25,761)
Net loss	(9,312,145)	(1,593,394)
Foreign currency translation adjustment	(13,673)	(27,063)
Comprehensive loss	$ (9,325,818)	$ (1,620,457)
Earnings Per Share, Diluted	$ (0.66)	$ (0.21)
Weighted Average Number of Shares Outstanding, Diluted	14,020,251	7,714,959
Merchandise Revenue [Member]
Revenues:
Total revenues	$ 3,956,962	$ 4,036,047
Sales of Consumable Products [Member]
Revenues:
Total revenues	358,536	223,343
Revenue from Licensing Customers [Member]
Revenues:
Total revenues	$ 151,277	$ 539,832